UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive
 Suite 207
Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

UMB Fund Services
235 W. Galena Street
Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: July 31, 2016

Gavekal Knowledge Leaders Emerging Markets ETF
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.1%
	BRAZIL – 5.3%
6,000	Ambev S.A.	$34,804
3,200	Cetip S.A. - Mercados Organizados	43,064
4,800	Lojas Renner S.A.	40,436
3,200	Natura Cosmeticos S.A.	33,580
11,600	TIM Participacoes S.A.	30,109
3,600	Totvs S.A.	36,864
7,600	WEG S.A.	35,973
		254,830
	CHINA – 2.0%
14,400	Fuyao Glass Industry Group Co., Ltd. Class H	36,371
404	SINA Corp.*	21,767
404	Sohu.com, Inc.*	15,627
12,000	TravelSky Technology Ltd. Class H	22,980
		96,745
	GREECE – 1.0%
2,888	Hellenic Telecommunications Organization S.A.	28,097
1,720	Jumbo S.A.	20,330
		48,427
	HONG KONG – 16.9%
26,000	3SBio, Inc.*	26,067
12,000	ANTA Sports Products Ltd.	26,722
3,600	ASM Pacific Technology Ltd.	26,745
56,000	Belle International Holdings Ltd.	37,021
8,000	Biostime International Holdings Ltd.*	25,928
24,000	China Medical System Holdings Ltd.	35,258
16,000	China Mengniu Dairy Co., Ltd.	26,722
3,250	China Mobile Ltd.	40,060
16,000	China Resources Beer Holdings Co., Ltd.	30,969
40,000	CSPC Pharmaceutical Group Ltd.	34,588
32,000	Esprit Holdings Ltd.*	25,650
34,000	Great Wall Motor Co., Ltd. Class H	35,271
4,000	Hengan International Group Co., Ltd.	33,608
36,000	Intime Retail Group Co., Ltd.	28,345
12,500	Kingsoft Corp., Ltd.	21,263
17,600	MGM China Holdings Ltd.	25,493
40,000	Sino Biopharmaceutical Ltd.	26,701
44,000	SJM Holdings Ltd.	27,443
4,000	Swire Pacific Ltd. Class A	47,784
9,200	Television Broadcasts Ltd.	31,181
2,000	Tencent Holdings Ltd.	48,067
8,000	Tsingtao Brewery Co., Ltd. Class H	28,196
3,600	VTech Holdings Ltd.	39,132

Gavekal Knowledge Leaders Emerging Markets ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HONG KONG (Continued)
13,250	Yue Yuen Industrial Holdings Ltd.	$53,786
5,250	Zhuzhou CRRC Times Electric Co., Ltd. Class H	28,956
		810,956
	HUNGARY – 0.8%
1,789	Richter Gedeon Nyrt	37,821

	INDONESIA – 3.1%
61,750	PT Indofood Sukses Makmur Tbk	39,246
326,000	PT Kalbe Farma Tbk	41,688
44,000	PT Semen Indonesia Persero Tbk	31,492
11,200	PT Unilever Indonesia Tbk	38,521
		150,947
	MALAYSIA – 0.6%
26,800	Top Glove Corp. Bhd	28,245

	MEXICO – 3.1%
6,800	Coca-Cola FEMSA SAB de CV Class L	53,350
16,400	Grupo Bimbo SAB de CV Class A	49,042
20,400	Mexichem SAB de CV	44,542
		146,934
	PHILIPPINES – 0.8%
9,160	Universal Robina Corp.	38,966

	POLAND – 0.6%
21	LPP S.A.	26,500

	RUSSIA – 2.1%
2,920	Mobile TeleSystems PJSC	25,959
2,752	Severstal PAO	32,556
1,896	Yandex N.V. Class A*	41,048
		99,563
	SOUTH AFRICA – 6.8%
6,028	AVI Ltd. Class Y	39,013
2,469	Foschini Group Ltd.	26,537
1,500	Mondi Ltd.	30,423
2,180	Mr Price Group Ltd.	35,995
208	Naspers Ltd. Class N	32,705
5,745	Telkom S.A. SOC Ltd.	26,696
1,484	Tiger Brands Ltd.	41,734
4,862	Truworths International Ltd.	31,309
2,856	Vodacom Group Ltd.	33,154

Gavekal Knowledge Leaders Emerging Markets ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH AFRICA (Continued)
4,640	Woolworths Holdings Ltd.	$29,933
		327,499
	SOUTH KOREA – 20.2%
544	Ahnlab, Inc.	27,245
96	Amorepacific Corp.	33,253
220	AmorePacific Group, Inc.	28,380
1,048	Boditech Med, Inc.*	27,226
1,092	Bukwang Pharmaceutical Co., Ltd.*	29,733
276	Caregen Co., Ltd.	33,929
232	Chong Kun Dang Pharmaceutical Corp.	23,093
192	CJ O Shopping Co., Ltd.	27,768
520	Coway Co., Ltd.	39,784
560	Crown Confectionery Co., Ltd.	18,272
188	Cuckoo Electronics Co., Ltd.	25,007
340	Daewoong Pharmaceutical Co., Ltd.	28,866
376	Gamevil, Inc.*	26,182
764	Hankook Tire Co., Ltd.	36,967
44	Hanmi Pharm Co., Ltd.	24,000
180	Hanssem Co., Ltd.	27,639
312	Hyundai Motor Co.	36,766
540	Jeil Pharmaceutical Co.	34,469
604	KEPCO Plant Service & Engineering Co., Ltd.	36,990
544	KT & G Corp.	58,763
44	LG Household & Health Care Ltd.	39,595
396	Loen Entertainment, Inc.	28,600
160	Lotte Confectionery Co., Ltd.	27,068
76	Medy-Tox, Inc.	29,426
204	NCsoft Corp.	45,712
96	Nongshim Co., Ltd.	28,839
976	S.M. Entertainment Co.*	27,011
41	Samsung Electronics Co., Ltd.	56,331
1,032	Wemade Entertainment Co., Ltd.*	22,065
144	Yuhan Corp.	39,338
		968,317
	TAIWAN – 26.7%
8,000	Advanced Ceramic X Corp.	43,855
16,000	Advanced Wireless Semiconductor Co.	29,822
8,000	ASMedia Technology, Inc.	43,856
8,000	Chaun-Choung Technology Corp.	37,841
1,720	ChipMOS TECHNOLOGIES Bermuda Ltd.	29,859
12,000	Chunghwa Telecom Co., Ltd.	42,665
4,299	CUB Elecparts, Inc.	52,049
8,315	Delta Electronics, Inc.	43,759

Gavekal Knowledge Leaders Emerging Markets ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TAIWAN (Continued)
4,068	Eclat Textile Co., Ltd.	$45,557
28,000	ELAN Microelectronics Corp.	33,155
9,600	Elite Advanced Laser Corp.	38,042
16,000	Far Eastone Telecommunications Co., Ltd.	36,738
12,319	Firich Enterprises Co., Ltd.	24,890
12,248	Flexium Interconnect, Inc.	32,612
8,000	Hota Industrial Manufacturing Co., Ltd.	36,337
8,000	Hu Lane Associate, Inc.	35,711
4,000	International Games System Co., Ltd.	30,448
36,000	King Yuan Electronics Co., Ltd.	34,452
16,000	Kinsus Interconnect Technology Corp.	34,483
8,069	Makalot Industrial Co., Ltd.	41,706
4,000	MediaTek, Inc.	30,511
8,000	Novatek Microelectronics Corp.	28,068
4,000	Parade Technologies Ltd.	35,460
4,799	PharmaEngine, Inc.	32,396
4,000	President Chain Store Corp.	32,453
16,000	ScinoPharm Taiwan Ltd.	22,279
4,000	Silergy Corp.	51,687
20,000	Siliconware Precision Industries Co., Ltd.	30,072
16,000	Sinbon Electronics Co., Ltd.	38,142
12,000	Taiwan Mobile Co., Ltd.	41,349
12,000	Taiwan Paiho Ltd.	36,839
8,000	Taiwan Semiconductor Manufacturing Co., Ltd.	43,229
12,000	TTY Biopharm Co., Ltd.	40,974
20,400	Uni-President Enterprises Corp.	41,665
16,000	Win Semiconductors Corp.	29,321
		1,282,282
	THAILAND – 6.8%
58,400	Bangkok Dusit Medical Services PCL	37,726
100,250	Banpu PCL	45,189
4,900	Bumrungrad Hospital PCL	25,886
394,800	Chularat Hospital PCL	35,819
276,000	Jasmine International PCL	45,168
38,000	Minor International PCL	44,459
60,000	Samart Corp. PCL	27,390
59,300	Thai Beverage PCL	45,697
20,800	Total Access Communication PCL	19,408
		326,742
	TURKEY – 2.3%
4,032	Arcelik A.S.	27,535
1,968	Coca-Cola Icecek A.S.	24,365

Gavekal Knowledge Leaders Emerging Markets ETF
SCHEDULE OF INVESTMENTS - Concluded
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TURKEY (Continued)
3,944	Koza Altin Isletmeleri A.S.*	$13,362
10,640	Turk Telekomunikasyon A.S.	21,492
6,156	Turkcell Iletisim Hizmetleri A.S.*	21,329
		108,083
	TOTAL COMMON STOCKS (Cost $4,724,443)	4,752,857

	RIGHTS – 0.0%
	HONG KONG – 0.0%
5,333	China Resources Beer Holdings Co., Ltd. Exercise Price: 11.83 HKD, Expiration Date: August 31, 2016*	2,144

	TOTAL RIGHTS (Cost $0)	2,144

	WARRANTS – 0.2%
	THAILAND – 0.2%
27,350	Banpu PCL Exercise Price: 5 THB, Expiration Date: June 5, 2017*
		7,813

	TOTAL WARRANTS (Cost $0)	7,813

	SHORT-TERM INVESTMENTS – 0.4%
18,297	JP Morgan U.S. Government Money Market Fund - Institutional Shares, 0.16%#	18,297

	TOTAL SHORT-TERM INVESTMENTS (Cost $18,297)	18,297

	TOTAL INVESTMENTS – 99.7% (Cost $4,742,740)	4,781,111
	Other Assets in Excess of Liabilities – 0.3%	16,490

	TOTAL NET ASSETS – 100.0%	$4,797,601

*	Non-income producing security.
#	The rate is the annualized seven-day yield at period end.

HKD – Hong Kong Dollar
THB – Thai Baht

See accompanying Notes to Schedule of Investments.

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.7%
	AUSTRALIA – 3.3%
5,862	Ansell Ltd.	$86,301
448	Blackmores Ltd.	53,507
24,253	Boral Ltd.	126,638
11,172	Carsales.Com Ltd.	107,924
1,316	CSL Ltd.	118,027
2,800	Domino's Pizza Enterprises Ltd.	160,036
22,120	Duluxgroup Ltd.	111,634
26,376	Harvey Norman Holdings Ltd.	97,028
13,415	Iluka Resources Ltd.	71,576
11,312	Nufarm Ltd.	71,189
5,824	Orica Ltd.	62,635
2,828	Sirtex Medical Ltd.	67,642
6,922	Woolworths Ltd.	123,162
		1,257,299
	AUSTRIA – 0.2%
1,848	voestalpine AG	65,137

	BELGIUM – 0.6%
958	Anheuser-Busch Inbev S.A.	123,519
840	Solvay S.A.	87,179
		210,698
	CANADA – 2.7%
10,220	BlackBerry Ltd.*	77,587
9,940	CAE, Inc.	132,782
924	CCL Industries, Inc. Class B	165,591
7,196	CI Financial Corp.	147,281
1,120	George Weston Ltd.	99,594
5,637	Hudson's Bay Co.	70,935
2,212	IMAX Corp.*	69,877
1,400	Open Text Corp.	85,414
3,724	Stantec, Inc.	94,896
1,680	West Fraser Timber Co., Ltd.	57,793
		1,001,750
	DENMARK – 1.6%
1,932	Chr. Hansen Holding A/S	121,588
1,204	Coloplast A/S Class B	94,489
2,243	H. Lundbeck A/S*	91,218
1,736	Novo Nordisk A/S Class B	98,943
924	Pandora A/S	120,302
4,760	William Demant Holding A/S*	97,183
		623,723

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINLAND – 1.4%
2,660	Kone Oyj Class B	$134,717
3,224	Metso Oyj	89,446
2,660	Nokian Renkaat Oyj	98,844
3,052	Orion Oyj Class B	125,015
8,932	Stora Enso Oyj Class R	81,104
		529,126
	FRANCE – 2.8%
728	Air Liquide S.A.	77,656
453	Christian Dior SE	81,937
1,820	Compagnie de Saint-Gobain S.A.	77,135
812	Compagnie Generale des Etablissements Michelin	83,029
1,232	Dassault Systemes	101,769
756	Essilor International S.A.	96,840
784	Ingenico Group S.A.	85,944
2,184	Jcdecaux S.A.	74,770
1,568	Legrand S.A.	86,531
767	Pernod Ricard S.A.	87,657
1,344	Sanofi	114,448
672	Societe BIC S.A.	99,344
		1,067,060
	GERMANY – 3.4%
1,036	BASF SE	81,397
448	Continental AG	93,933
2,996	Fielmann AG	231,571
1,092	Fresenius Medical Care AG & Co. KGaA	99,839
1,176	HeidelbergCement AG	99,603
1,773	HUGO BOSS AG	105,180
504	Linde AG	72,535
1,103	Merck KGaA	121,814
1,232	Siemens AG	133,801
1,596	Symrise AG	112,509
13,916	Telefonica Deutschland Holding AG	56,800
1,405	United Internet AG	62,123
		1,271,105
	IRELAND – 0.3%
476	Paddy Power Betfair PLC	55,890
2,417	Smurfit Kappa Group PLC	56,319
		112,209
	ISRAEL – 1.2%
1,792	Caesarstone Sdot-Yam Ltd.*	67,182
1,988	Frutarom Industries Ltd.	99,520
1,512	Mellanox Technologies Ltd.*	66,800

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ISRAEL (Continued)
1,176	NICE-Systems Ltd.	$80,963
6,188	Radware Ltd.*	76,175
1,232	Teva Pharmaceutical Industries Ltd.	68,042
		458,682
	ITALY – 1.0%
10,864	Davide Campari-Milano S.p.A.	112,193
1,628	Luxottica Group S.p.A.	79,028
5,404	Moncler S.p.A	94,755
4,032	Salvatore Ferragamo S.p.A.	94,955
		380,931
	JAPAN – 34.8%
2,800	ABC-MART, INC.	180,319
5,420	Aoyama Trading Co., Ltd.	200,702
8,400	Autobacs Seven Co., Ltd.	122,289
2,800	BANDAI NAMCO Holdings, Inc.	74,778
5,600	Benesse Holdings, Inc.	135,731
2,800	Bridgestone Corp.	98,383
2,800	CALBEE, Inc.	123,218
8,400	Canon Marketing Japan, Inc.	145,649
5,700	Canon, Inc.	163,239
5,640	Coca-Cola East Japan Co., Ltd.	109,349
2,440	Cyberagent, Inc.	138,327
8,400	Daicel Corp.	95,405
8,400	Daifuku Co., Ltd.	178,024
8,400	Daiichi Sankyo Co., Ltd.	201,711
2,800	Daikin Industries Ltd.	246,217
28,000	Ebara Corp.	153,544
2,800	Ezaki Glico Co., Ltd.	168,298
2,800	Familymart Co., Ltd.	165,566
2,800	Fuji Heavy Industries Ltd.	109,694
10,900	Fuji Media Holdings, Inc.	130,926
22,600	Fujitsu Ltd.	95,485
36,220	Gungho Online Entertainment, Inc.	82,346
5,600	Hamamatsu Photonics K.K.	166,659
5,600	Heiwa Corp.	115,513
2,800	Hisamitsu Pharmaceutical Co., Inc.	159,009
2,800	Horiba Ltd.	132,507
2,800	Hoshizaki Electric Co., Ltd.	255,452
2,800	HOYA CORP.	100,405
8,400	Ibiden Co., Ltd.	108,601
5,600	ITO EN Ltd.	207,367
5,600	Itochu Techno-Solutions Corp.	135,567
2,440	Japan Airport Terminal Co., Ltd.	109,042

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
2,800	Japan Tobacco, Inc.	$109,967
2,800	KDDI Corp.	85,925
11,200	Kirin Holdings Co., Ltd.	193,105
5,600	Komatsu Ltd.	110,350
5,600	Konami Corp.	218,022
2,800	Kose Corp.	261,736
5,600	Kurita Water Industries Ltd.	124,967
2,800	Kyocera Corp.	133,627
5,600	Lintec Corp.	119,502
28,000	Lion Corp.	425,389
5,600	M3, Inc.	180,865
2,800	Makita Corp.	198,078
2,800	Matsumotokiyoshi Holdings Co., Ltd.	124,721
19,600	Mitsubishi Chemical Holdings Corp.	107,558
28,000	Mitsubishi Heavy Industries Ltd.	121,060
14,000	Mitsubishi Motors Corp.	65,844
2,800	Monotaro Co., Ltd.	81,909
5,600	Nabtesco Corp.	151,304
8,400	NEXON Co., Ltd.	126,223
5,600	NGK Spark Plug Co., Ltd.	93,220
2,800	Nidec Corp.	257,774
5,000	Nihon Kohden Corp.	140,020
3,160	Nippon Paint Holdings Co., Ltd.	87,722
5,600	Nippon Paper Industries Co., Ltd.	102,072
5,600	Nissan Chemical Industries Ltd.	179,773
2,800	Nitto Denko Corp.	188,816
5,600	NOK Corp.	108,246
11,200	NSK Ltd.	96,061
2,800	NTT DATA Corp.	139,611
2,800	OBIC Co., Ltd.	164,746
28,000	Oji Holdings Corp.	117,481
2,800	Rohm Co., Ltd.	121,032
8,400	Rohto Pharmaceutical Co., Ltd.	146,386
2,800	Sankyo Co., Ltd.	102,591
5,600	Sanrio Co., Ltd.	100,214
14,000	Sanwa Holdings Corp.	146,987
2,800	Sawai Pharmaceutical Co., Ltd.	223,213
2,800	SCSK Corp.	117,481
2,800	Secom Co., Ltd.	211,984
8,400	Sega Sammy Holdings, Inc.	92,864
2,800	Seven & I Holdings Co., Ltd.	117,563
2,800	Shin-Etsu Chemical Co., Ltd.	192,996
5,600	Shiseido Co., Ltd.	158,517
2,800	Sohgo Security Services Co., Ltd.	139,337

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
28,000	Sumitomo Chemical Co., Ltd.	$125,677
8,400	Sumitomo Rubber Industries Ltd.	119,994
2,800	Sundrug Co., Ltd.	243,977
2,800	Sysmex Corp.	196,165
8,400	Taiyo Nippon Sanso Corp.	81,717
2,800	Takeda Pharmaceutical Co., Ltd.	125,349
2,800	Terumo Corp.	121,169
5,700	THK Co., Ltd.	114,128
5,600	Toho Co., Ltd.	164,200
8,400	Tokyo Broadcasting System Holdings, Inc.	120,322
2,440	Tokyo Electron Ltd.	214,966
2,620	TOTO Ltd.	113,380
5,600	Toyo Tire & Rubber Co., Ltd.	57,210
5,600	TV Asahi Holdings Corp.	92,618
8,400	Yaskawa Electric Corp.	116,388
		13,103,441
	NETHERLANDS – 0.6%
952	ASML Holding N.V.	105,329
2,075	Royal DSM N.V.	132,864
		238,193
	NEW ZEALAND – 0.6%
30,468	Fletcher Building Ltd.	212,923

	NORWAY – 0.5%
8,092	Opera Software A.S.A.*	50,918
13,916	Orkla A.S.A.	129,364
		180,282
	SINGAPORE – 0.3%
36,400	Singapore Telecommunications Ltd.	113,284

	SPAIN – 0.3%
2,212	Amadeus IT Holding S.A. Class A	103,878

	SWEDEN – 3.0%
3,416	Atlas Copco AB Class A	96,194
9,891	Elekta AB Class B	78,934
8,680	HEXPOL AB Class B	77,458
15,680	Husqvarna AB Class B	134,963
11,900	LM Ericsson Telefon AB Class B	88,970
5,180	Meda AB Class A	96,882
1,406	Millicom International Cellular S.A.	75,297
12,768	NIBE Industrier AB Class B	109,974
8,456	Sandvik AB	90,868

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWEDEN (Continued)
4,542	SKF AB Class B	$72,175
3,416	Svenska Cellulosa AB Class B	101,879
5,096	Trelleborg AB Class B	93,161
		1,116,755
	SWITZERLAND – 2.6%
756	Actelion Ltd.	134,468
1,176	Compagnie Financiere Richemont S.A.	71,732
308	Geberit AG	119,191
2,274	LafargeHolcim Ltd.	108,517
1,572	Novartis AG	130,614
392	Roche Holding Ltd. Genusssch.	100,388
56	SGS S.A.	124,290
672	Sonova Holding AG	92,339
252	Syngenta AG	99,371
		980,910
	UNITED KINGDOM – 7.2%
5,292	Aggreko PLC	90,357
4,676	ARM Holdings PLC	103,803
1,687	ASOS PLC*	100,904
1,708	Associated British Foods PLC	61,024
10,892	BTG PLC*	96,457
4,060	Burberry Group PLC	71,154
4,088	Coca-Cola HBC AG	84,725
1,993	Croda International PLC	87,983
13,076	Dixons Carphone PLC	60,677
13,972	DS Smith PLC	72,756
4,676	Experian PLC	91,697
2,245	Hikma Pharmaceuticals PLC	78,511
14,650	Howden Joinery Group PLC	84,028
3,724	JD Sports Fashion PLC	62,200
14,448	Just Eat PLC*	103,011
4,712	Mediclinic International PLC	67,191
11,732	Merlin Entertainments PLC	73,708
3,220	Mondi PLC	65,411
7,140	Pearson PLC	83,612
952	Reckitt Benckiser Group PLC	92,548
6,473	Rolls-Royce Holdings PLC	67,980
10,360	Sage Group PLC	98,004
1,296	Shire PLC	83,815
4,732	Smith & Nephew PLC	78,094
4,508	Smiths Group PLC	75,594
1,792	Spirax-Sarco Engineering PLC	94,765
18,119	Sports Direct International PLC*	69,644

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
29,747	TalkTalk Telecom Group PLC	$90,444
2,912	Travis Perkins PLC	60,314
2,912	Unilever PLC	136,614
17,388	William Hill PLC	73,852
3,500	WPP PLC	78,905
3,920	X5 Retail Group N.V. Sponsored GDR RegS*	85,456
		2,725,238
	UNITED STATES – 31.3%
1,372	AbbVie, Inc.	90,868
3,752	Activision Blizzard, Inc.	150,680
532	Acuity Brands, Inc.	139,613
1,232	Adobe Systems, Inc.*	120,563
644	Advance Auto Parts, Inc.	109,390
2,128	Agilent Technologies, Inc.	102,378
672	Air Products and Chemicals, Inc.	100,410
532	Alexion Pharmaceuticals, Inc.*	68,415
1,708	Amdocs Ltd.	99,679
1,624	AMETEK, Inc.	76,377
532	Amgen, Inc.	91,520
1,652	Amphenol Corp. Class A	98,327
1,288	Analog Devices, Inc.	82,213
868	Apple, Inc.	90,454
784	Ashland, Inc.	88,780
2,016	AT&T, Inc.	87,273
1,372	Bed Bath & Beyond, Inc.	61,671
1,344	BorgWarner, Inc.	44,594
1,344	Bristol-Myers Squibb Co.	100,545
1,624	Broadridge Financial Solutions, Inc.	109,912
504	C. R. Bard, Inc.	112,760
2,912	CA, Inc.	100,901
2,520	CBRE Group, Inc. Class A*	71,694
1,596	CDK Global, Inc.	92,233
1,120	Celanese Corp. Class A	71,030
1,008	Check Point Software Technologies Ltd.*	77,495
1,260	Cintas Corp.	135,160
3,388	Cisco Systems, Inc.	103,436
1,736	Coca-Cola Co.	75,742
1,372	Comcast Corp. Class A	92,267
448	Cooper Companies, Inc.	81,747
448	CoStar Group, Inc.*	93,139
756	Cummins, Inc.	92,814
1,053	Danaher Corp.	85,756
1,680	DENTSPLY International, Inc.	107,587

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,484	Dollar General Corp.	$140,594
1,204	Dover Corp.	86,002
1,120	Dr Pepper Snapple Group, Inc.	110,331
1,400	Eaton Corp. PLC	88,774
5,236	eBay, Inc.*	163,154
1,344	Edwards Lifesciences Corp.*	153,915
1,232	Eli Lilly and Co.	102,120
3,836	EMC Corp.	108,482
2,442	Emerson Electric Co.	136,508
1,064	Equifax, Inc.	140,937
1,064	Estee Lauder Co., Inc. Class A	98,846
952	Expedia, Inc.	111,051
952	F5 Networks, Inc.*	117,496
1,456	Facebook, Inc. Class A*	180,457
728	FactSet Research Systems, Inc.	125,187
2,408	Fastenal Co.	102,942
1,764	Foot Locker, Inc.	105,170
1,344	General Mills, Inc.	96,620
1,008	Gilead Sciences, Inc.	80,106
2,828	H&R Block, Inc.	67,278
672	Harman International Industries, Inc.	55,534
1,512	Hasbro, Inc.	122,820
644	Henry Schein, Inc.*	116,551
812	Honeywell International, Inc.	94,460
9,693	HP, Inc.	135,799
1,176	IDEX Corp.	105,593
476	Illumina, Inc.*	79,183
1,456	Ingersoll-Rand PLC	96,475
1,008	Ingredion, Inc.	134,306
2,464	Intel Corp.	85,895
952	Intuit, Inc.	105,662
3,836	Juniper Networks, Inc.	87,039
1,316	Kohl's Corp.	54,732
1,120	Lam Research Corp.	100,542
2,324	Leggett & Platt, Inc.	122,173
457	LinkedIn Corp. Class A*	88,078
1,288	Lowe's Companies, Inc.	105,977
1,484	Macy's, Inc.	53,172
1,120	Mallinckrodt PLC*	75,421
3,556	Mattel, Inc.	118,699
2,464	Maxim Integrated Products, Inc.	100,482
1,120	McCormick & Co., Inc.	114,520
896	Mead Johnson Nutrition Co.	79,923
252	Mettler-Toledo International, Inc.*	103,625

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,736	Microchip Technology, Inc.	$96,591
6,226	Micron Technology, Inc.*	85,545
1,316	Molson Coors Brewing Co. Class B	134,443
700	Monsanto Co.	74,739
2,492	Newell Rubbermaid, Inc.	130,730
4,032	NVIDIA Corp.	230,227
448	O'Reilly Automotive, Inc.*	130,202
1,904	Oracle Corp.	78,140
1,096	Parker-Hannifin Corp.	125,152
1,484	PayPal Holdings, Inc.*	55,264
1,316	Pentair PLC	83,987
784	Polaris Industries, Inc.	77,420
952	PPG Industries, Inc.	99,684
112	Priceline Group, Inc.*	151,291
1,260	QUALCOMM, Inc.	78,851
1,204	Red Hat, Inc.*	90,649
2,184	Reynolds American, Inc.	109,331
840	Rockwell Automation, Inc.	96,096
1,120	Schlumberger N.V.	90,182
672	Snap-on, Inc.	105,618
1,148	Splunk, Inc.*	71,796
1,008	Stanley Black & Decker, Inc.	122,674
924	Stryker Corp.	107,443
1,904	Synopsys, Inc.*	103,121
1,176	Target Corp.	88,588
672	Thermo Fisher Scientific, Inc.	106,740
1,008	Time Warner, Inc.	77,263
1,064	Tractor Supply Co.	97,516
2,072	UGI Corp.	93,779
1,400	V.F. Corp.	87,402
980	Varian Medical Systems, Inc.*	92,845
1,008	Vmware, Inc. Class A*	73,564
1,214	Western Digital Corp.	57,677
1,036	Wabtec Corp.	70,966
1,904	Whole Foods Market, Inc.	58,034
1,904	Xilinx, Inc.	97,256
2,520	Xylem, Inc.	120,481
756	Zimmer Biomet Holdings, Inc.	99,142
1,820	Zoetis, Inc. Class A	91,855
		11,802,338
	TOTAL COMMON STOCKS Cost ($35,638,610)	37,554,962

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Concluded
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 0.2%
58,543	JP Morgan U.S. Government Money Market Fund - Institutional Shares, 0.19%#	$58,543

	TOTAL SHORT-TERM INVESTMENTS (Cost $58,543)	58,543

	TOTAL INVESTMENTS – 99.9% (Cost $35,697,153)	37,613,505
	Other Assets in Excess of Liabilities – 0.1%	36,291

	TOTAL NET ASSETS – 100.0%	$37,649,796

*	Non-income producing security.
#	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2016 (Unaudited)

Note 1 – Organization
Exchange Listed Funds Trust (the ”Trust”) was organized on April 4, 2012 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the ”1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (”Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The financial statements herein are those of the Gavekal Knowledge Leaders Emerging Markets ETF (the "Emerging Markets ETF") and Gavekal Knowledge Leaders Developed World ETF (the “Developed World ETF”) (each a “Fund” and collectively the “Funds”). Each Fund is a passively managed exchange-traded fund. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The Emerging Markets ETF’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Gavekal Knowledge Leaders Emerging Markets Index (the “Emerging Markets Index”). The Emerging Markets ETF is classified as a “non-diversified” fund. This means that the Emerging Markets ETF may invest more of its assets in securities of a single issuer than that of a diversified fund. As a result, the performance of that issuer can have substantial impact on the share price. The Emerging Markets ETF commenced operations on July 7, 2015.

The Developed World ETF’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Gavekal Knowledge Leaders Developed World Index (the “Developed World Index”). The Developed World ETF is classified as a “non-diversified” fund. The Developed World ETF commenced operations on July 7, 2015.

Under the Trust’s organizational documents, its officers and Board of Trustees (the ”Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Trust in the preparation of the Schedule of Investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, “Financial Services-Investment Companies.” GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

(a) Valuation of Investments
The Funds’ investments are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2016 (Unaudited)

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Funds’ Valuation Committee, in accordance with the Funds’ Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s Net Asset Value ("NAV") and the prices used by each Fund’s Index. This may result in a difference between each Fund’s performance and the performance of each Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 – Quoted prices in active markets for identical assets

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of July 31, 2016 for each Fund based upon the three levels defined above:

Emerging Markets ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$4,752,857	$-	$-	$4,752,857
Rights	2,144	-	-	2,144
Warrants	7,813	-	-	7,813
Short-Term Investments	18,297	-	-	18,297
Total Assets	$4,781,111	$-	$-	$4,781,111

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2016 (Unaudited)

Developed World ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$37,554,962	$-	$-	$37,554,962
Short-Term Investments	58,543	-	-	58,543
Total Assets	$37,613,505	$-	$-	$37,613,505

*	The Funds did not hold any Level 3 securities at period end.
[1]	For a detailed break-out of common stocks by country classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. The Developed World ETF had no transfers between Levels at period end. The Emerging Markets ETF held two securities, Crown Confectionery Co., Ltd. and Lotte Confectionery Co., Ltd. (each of which is a South Korean security in the Consumer Staples sector) that halted trading at April 30, 2016 and were fair valued, resulting in a Level 2 classification for each of these securities. These securities subsequently resumed trading and as such are classified as Level 1 as of July 31, 2016. These securities represent the only transfers between Levels at period end for the Emerging Markets ETF. The following is a reconciliation of transfers between Levels for the Emerging Markets ETF from April 30, 2016 to July 31, 2016, represented by the July 31, 2016 market value of securities:

Emerging Markets ETF
Transfers into Level 1	$45,340
Transfers out of Level 1	-
Net transfers into (out of) Level 1	$45,340

Transfers into Level 2	$-
Transfers out of Level 2	(45,340)
Net transfers into (out of) Level 2	$(45,340)

(b) Investment Transactions
For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

Note 3 – Principal Risks
As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. The Funds are subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Funds’ prospectus.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company and therefore takes the largest share of the company’s risk and its accompanying volatility. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, prices of common stocks are sensitive to general market movements.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2016 (Unaudited)

Currency Exchange Rate Risk: Each Fund may invest a relatively large percentage of their assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investments and the value of your Shares.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Funds being unable to buy or sell certain securities or financial instruments. In such circumstances, each Fund may be unable to rebalance their portfolios, may be unable to accurately price their investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk (Emerging Markets ETF): Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Equity Risks: The value of the equity securities held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or facts relating to specific companies in which each Fund invests.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in each Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk: To the extent each Fund invests a significant portion of their assets in the securities of companies of a single country or region, they are more likely to be impacted by events or conditions affecting that country or region.

Geopolitical Risk: Some countries and regions in which each Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact each Fund’s investments.

Index Tracking Risk: Each Fund’s returns may not match or achieve a high degree of correlation with the returns of its underlying Index.

Industry and Sector Concentration Risk: To the extent each Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, each Fund may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if each Fund’s investments were more broadly diversified.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2016 (Unaudited)

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which each Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of each Fund.

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Liquidity Risk: Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce each Fund’s returns because each Fund may be unable to transact at advantageous times or prices.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk: Each Fund is non-diversified, meaning that, as compared to a diversified fund, they can invest a greater percentage of their assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on each Fund’s performance.

Passive Investment Risk: Each Fund is not actively managed and therefore each Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from a Fund’s Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Premium/Discount Risk: Although it is expected that the market price of each Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and each Fund's Shares may trade at a premium or discount to the NAV.

Sampling Risk: Each Fund’s use of a representative sampling approach will result in their holding a smaller number of securities than are in a Fund’s Index. As a result, an adverse development relating to an issuer of securities held by each Fund could result in a greater decline in NAV than would be the case if each Fund held all of the securities in its underlying Index. Conversely, a positive development relating to an issuer of securities in a Fund’s Index that is not held by each Fund could cause each Fund to underperform its underlying Index. To the extent the assets in each Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Risk: The small- and mid-capitalization companies in which each Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS - Concluded
July 31, 2016 (Unaudited)

Note 4 – Federal Income Taxes
At July 31, 2016, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Emerging Markets ETF	Developed World ETF
Cost of investments	$4,743,813	$35,697,153

Gross unrealized appreciation	$389,470	$2,733,007
Gross unrealized depreciation	(352,172)	(816,655)
Net unrealized appreciation on investments	$37,298	$1,916,352

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	September 23, 2016

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	September 23, 2016